Cover - shares	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Feb. 27, 2026
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Oct. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--10-31
Entity File Number	000-56815
Entity Registrant Name	KHEOBA Limited
Entity Central Index Key	0002084698
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	1 Kampong Ampat
Entity Address, Address Line Two	08-11 One KA
Entity Address, City or Town	MacPherson
Entity Address, Country	SG
Entity Address, Postal Zip Code	368314
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	KHOBF
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding			8,092,000
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Insider Trading Policies and Procedures Adopted [Flag]	true
Auditor Firm ID	6783	5525
Auditor Name	Assentsure PAC	Fruci & Associates II, PLLC
Auditor Location	Singapore	Spokane, Washington
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1 Kampong Ampat
Entity Address, Address Line Two	08-11 One KA
Entity Address, City or Town	MacPherson
Entity Address, Country	SG
Entity Address, Postal Zip Code	368314
Country Region	65
City Area Code	8805
Local Phone Number	3151
Contact Personnel Name	Ka Miew Hon
Contact Personnel Email Address	ir@khob.site